UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital LLC
Address               1 Pickwick Plaza
                      Greenwich, CT 06830

13F File Number:      28-11056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            February 9, 2006
-----------------------------------------------------------------------

Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12


Form 13F Information Table Value Total: $158,566 (000's)


List of Other Included Managers:

No.     13F File Number         Name

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    11049   698000 SH       SOLE                   698000
ALTRIA GROUP                   COM              02209S103    41440   554600 SH       SOLE                   554600
AMERICAN INTERNATIONAL GROUP   COM              026874107    40597   595000 SH       SOLE                   595000
CAMECO CORPORATION             COM              13321L108    10560   166300 SH       SOLE                   166300
ENCANA CORPORATION             COM              292505104     4254    94200 SH       SOLE                    94200
INTERNATIONAL COAL GROUP       COM              45928H106     2014   212000 SH       SOLE                   212000
KEY ENERGY SERVICES            COM              492914106     6735   500000 SH       SOLE                   500000
LUCENT TECHNOLOGIES            COM              549463107    19418  7300000 SH       SOLE                  7300000
MILLICOM INTERNATIONAL         COM              L6388F110     3352   124900 SH       SOLE                   124900
NORTHERN BORDERS PARTNERS, LP  COM              664785102     2348    55900 SH       SOLE                    55900
PEABODY ENERGY	               COM              704549104     4055    49200 SH       SOLE                    49200
WILLIAMS COS                   COM              969457100    12744   550000 SH       SOLE                   550000